CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Revenues	$ 313,135,771	$ 204,682,698	$ 61,672,603
Revenues - related parties		12,618,047	6,201,701
Total revenues	313,135,771	217,300,745	67,874,304
COST OF GOODS SOLD:
Cost of goods sold	279,398,945	174,315,969	53,006,818
Cost of goods sold - related parties		10,285,788	4,757,517
Total cost of goods sold	279,398,945	184,601,757	57,764,335
GROSS PROFIT	33,736,826	32,698,988	10,109,969
OPERATING EXPENSES:
Selling expenses	1,705,737	700,148	116,918
General and administrative expenses	5,778,875	6,443,314	889,481
Total operating expenses	7,484,612	7,143,462	1,006,399
INCOME FROM OPERATIONS	26,252,214	25,555,526	9,103,570
OTHER INCOME (EXPENSES):
Interest income	288,415	89,900	7,221
Interest expense	(2,074,034)	(1,021,066)	(841,613)
Other income (expense), net	(248,545)	(892,184)	(75,893)
Change in fair value of warrant derivative liability	925,445	(286,877)
Gain from disposal of subsidiaries	126,860
Total other expenses, net	(981,859)	(2,110,227)	(910,285)
INCOME BEFORE PROVISION FOR INCOME TAXES	25,270,355	23,445,299	8,193,285
PROVISION FOR INCOME TAXES	8,651,298	3,513,710	1,034,212
NET INCOME	16,619,057	19,931,589	7,159,073
OTHER COMPREHENSIVE INCOME:
Foreign currency translation adjustment	83,757	1,772,063	(16,864)
Realization of foreign currency translation gain relating to disposal of subsidiaries	(3,815,471)
COMPREHENSIVE INCOME	$ 12,887,343	$ 21,703,652	$ 7,142,209
EARNINGS PER SHARE:
Basic	$ 1.03	$ 2.13	$ 0.84
Diluted	$ 1.02	$ 1.86	$ 0.84
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic	16,086,598	9,354,186	8,500,000
Diluted	16,288,242	10,705,957	8,500,000